Financial instruments (Details) - Schedule of exchange rate sensitivity analysis $ in Thousands	12 Months Ended
Jan. 03, 2021 MXN ($)
Schedule of exchange rate sensitivity analysis [Abstract]
Impact on net income	$ 39,982